Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 7,946	$ 851	$ 2,018
Accounts receivable	2	79	6
Other receivables	12	8	3
Inventory	41	15	3
Security deposit	23	7	7
Prepaid expenses and other current assets	2	1	1
Total current assets	8,026	961	2,038
Property and equipment	33	1	2
Other assets	17	17	17
Total assets	8,076	979	2,057
Current liabilities
Accounts payable and accrued liabilities	1,074	2,230	1,368
Convertible notes			931
Total liabilities	1,074	2,230	2,299
Equity
Share capital – unlimited authorized shares at no par value. 64,676, 56,378 and 49,115 shares outstanding at December 31, 2018, 2017 and 2016, respectively	126,684	108,196	92,125
Share capital subscription receivable	(868)	(718)
Additional paid-in capital	36,299	35,790	38,724
Accumulated deficit	(155,113)	(144,519)	(131,091)
Total Stockholders' equity (deficit)	7,002	(1,251)	(241)
Business activities and future operations
Commitments and contingencies
Subsequent events
Total liabilities and stockholders' equity (deficit)	$ 8,076	$ 979	$ 2,057